Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes
13.	Income Taxes:

Marshall Islands and Greece does not impose a tax on international shipping income. Under the laws of Marshall Islands and Greece, the countries of the companies’ incorporation and vessels’ registration, the companies are subject to registration and tonnage taxes, which have been included in Vessel operating expenses in the consolidated statements of comprehensive income.

Under the United States Internal Revenue Code of 1986, as amended (the “Code”), the U.S. source gross transportation income of a ship-owning or chartering corporation, such as the Company, is subject to a 4% U.S. Federal income tax without allowance for deduction, unless that corporation qualifies for exemption from tax under Section 883 of the Code and the Treasury Regulations promulgated thereunder. U.S. source gross transportation income consists of 50% of the gross shipping income that is attributable to transportation that begins or ends, but that does not both begin and end, in the United States.

Under Section 883 of the Code and the regulations thereunder, the Company will be exempt from U.S. federal income tax on our U.S.-source shipping income if:

(1) the Company is organized in a foreign country, or its country of organization, grants an “equivalent exemption” to corporations organized in the United States; and

(2) either

A. more than 50% of the value of the Company’s stock is owned, directly or indirectly, by individuals who are “residents” of the Company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (each such individual a “qualified shareholder” and such individuals collectively, “qualified shareholders”), which the Company refers to as the “50% Ownership Test,” or

B. the Company’s stock is “primarily and regularly traded on an established securities market” in the Company’s country of organization, in another country that grants an “equivalent exemption” to U.S. corporations, or in the United States, which the Company refers to as the “Publicly-Traded Test.”

The Marshall Islands, the jurisdiction where the Company and the Company’s ship-owning subsidiaries are incorporated, grants an “equivalent exemption” to U.S. corporations. Therefore, the Company will be exempt from U.S. federal income tax with respect to the Company’s U.S.-source shipping income if either the 50% Ownership Test or the Publicly-Traded Test is met.

In order to satisfy the 50% Ownership Test, a non-U.S. corporation must be able to substantiate that more than 50% of the value of its shares is owned, for at least half of the number of days in the non-U.S. corporation’s taxable year, directly or indirectly, by “qualified shareholders.” For this purpose, qualified shareholders are: (1) individuals who are residents (as defined in the Treasury Regulations) of countries, other than the United States, that grant an equivalent exemption, (2) non-U.S. corporations that meet the Publicly-Traded Test and are organized in countries that grant an equivalent exemption, or (3) certain foreign governments, non-profit organizations, and certain beneficiaries of foreign pension funds. In order for a shareholder to be a qualified shareholder, there generally cannot be any bearer shares in the chain of ownership between the shareholder and the taxpayer claiming the exemption (unless such bearer shares are maintained in a dematerialized or immobilized book-entry system as permitted under the Treasury Regulations). A corporation claiming the Section 883 exemption based on the 50% Ownership Test must obtain all the facts necessary to satisfy the IRS that the 50% Ownership Test has been satisfied (as detailed in the Treasury Regulations).

For purposes of the Publicly-Traded Test, Treasury Regulations provide, in pertinent part, that stock of a foreign corporation will be considered to be “primarily traded” on an established securities market if the number of shares of each class of stock that are traded during any taxable year on all established securities markets in that country exceeds the number of shares in each such class that are traded during that year on established securities markets in any other single country. The Company’s common shares, which is the Company’s sole class of issued and outstanding stock that is traded, is and the Company anticipates that its common shares will continue to be “primarily traded” on the NYSE American.

The Treasury Regulations also require for purposes of the Publicly-Traded Test that the Company’s stock be “regularly traded” on an established securities market. Under the Treasury Regulations, the Company’s stock will be considered to be “regularly traded” if one or more classes of the Company’s stock representing more than 50% of the Company’s outstanding shares, by total combined voting power of all classes of stock entitled to vote and by total combined value of all classes of stock, are listed on one or more established securities markets, which the Company refers to as the “listing threshold.”

The Company took the position for U.S. federal income tax reporting purposes that it was not subject to U.S. federal income taxation for the 2023, 2024 taxable years since the Company believes it qualifies for the exemption from tax under Section 883 and the Company intends to take the same position for the 2025 taxable year.